Schedule of authorized shares (Details) - shares	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares authorized	523,159,375	523,159,375
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	500,000,000	500,000,000
Ordinary shares class A [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	10,000,000,000	10,000,000,000
Ordinary shares class F [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	3,159,375,000	3,159,375,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	10,000,000,000	10,000,000,000